Financial Risks (Details Narrative) - CAD ($)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Cash	$ 16,141,406	$ 17,829,149	$ 28,396,150	$ 2,526,957
Current liabilities	$ 22,973,079	$ 7,002,625